PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 67.7% of Net Assets
	France – 4.2%
336,195	Dassault Systemes SE	$14,897,120
70,295	LVMH Moet Hennessy Louis Vuitton SE	66,282,015
320,176	Vinci SA	37,202,985

		118,382,120

	Japan – 1.8%
1,832,161	Nomura Research Institute Ltd.	50,617,911

	Netherlands – 2.9%
114,958	ASML Holding NV	83,382,343

	Sweden – 2.5%
4,863,947	Atlas Copco AB, Class A	70,220,199

	Taiwan – 1.8%
2,715,000	Taiwan Semiconductor Manufacturing Co. Ltd.	50,155,055

	United Kingdom – 0.9%
890,168	Halma PLC	25,766,203

	United States – 53.6%
236,612	Accenture PLC, Class A	73,013,731
78,071	Adobe, Inc.(a)	38,175,938
576,307	Airbnb, Inc., Class A(a)	73,859,505
687,256	Alphabet, Inc., Class A(a)	82,264,543
746,154	Amazon.com, Inc.(a)	97,268,635
64,250	BlackRock, Inc.	44,405,745
101,370	Costco Wholesale Corp.	54,575,581
264,879	Cummins, Inc.	64,937,736
243,476	Danaher Corp.	58,434,240
200,328	Diamondback Energy, Inc.	26,315,086
76,862	Estee Lauder Cos., Inc., Class A	15,094,159
118,440	Goldman Sachs Group, Inc.	38,201,638
209,924	Home Depot, Inc.	65,210,791
236,236	IQVIA Holdings, Inc.(a)	53,098,766
310,831	JPMorgan Chase & Co.	45,207,261
205,250	Linde PLC	78,216,670
195,162	Mastercard, Inc., Class A	76,757,214
36,597	Mettler-Toledo International, Inc.(a)	48,002,089
270,680	NIKE, Inc., Class B	29,874,952
150,280	NVIDIA Corp.	63,571,445
114,317	Parker-Hannifin Corp.	44,588,203
113,665	Roper Technologies, Inc.	54,650,132
211,521	S&P Global, Inc.	84,796,654
304,542	Salesforce, Inc.(a)	64,337,543
83,961	Schneider Electric SE	15,253,751
174,554	Texas Instruments, Inc.	31,423,211
53,645	Trane Technologies PLC	10,260,143

Shares		Description	Value (†)
Common Stocks – continued
		United States – continued
129,144		UnitedHealth Group, Inc.	$62,071,772
865,409		Zions Bancorp N.A.	23,244,886

			1,517,112,020

		Total Common Stocks (Identified Cost $1,615,024,508)	1,915,635,851

Principal Amount (‡)
Bonds and Notes – 28.6%
Non-Convertible Bonds – 26.4%
		Australia – 0.9%
$ 2,990,000		AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,617,918
10,700,000		Australia Government Bonds, Series 164, 0.500%, 9/21/2026, (AUD)	6,376,528
670,000		GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026, 144A	620,038
3,560,000		Glencore Funding LLC, 1.625%, 9/01/2025, 144A	3,268,970
5,000,000		Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033, 144A	3,993,267
4,000,000		Macquarie Group Ltd., (fixed rate to 9/23/2026, variable rate thereafter), 1.629%, 9/23/2027, 144A	3,477,524
11,610,000		New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	6,106,520
95,000		Sydney Airport Finance Co. Pty. Ltd., 3.375%, 4/30/2025, 144A	90,947

			26,551,712

		Belgium – 0.1%
2,745,000		Anheuser-Busch InBev SA, EMTN, 2.000%, 1/23/2035, (EUR)	2,528,550

		Brazil – 0.8%
1,035,000		Braskem Netherlands Finance BV, 4.500%, 1/10/2028	950,779
1,785,000		Braskem Netherlands Finance BV, 4.500%, 1/31/2030	1,533,433
2,685,000		Brazil Government International Bonds, 4.500%, 5/30/2029	2,534,212
53,329	(††)	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2031, (BRL)	10,824,784
650,000		Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030, 144A	562,250
1,100,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,083,500
575,000		Raizen Fuels Finance SA, 5.300%, 1/20/2027, 144A	561,685
2,515,000		Suzano Austria GmbH, 2.500%, 9/15/2028	2,141,930
1,185,000		Suzano Austria GmbH, 3.125%, 1/15/2032	948,454

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brazil – continued
$ 550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	$469,384

		21,610,411

	Canada – 1.2%
1,235,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	1,056,953
327,912	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A	291,042
688,792	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A	609,099
505,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	422,499
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	1,061,001
2,835,000	Bell Telephone Co. of Canada/Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,019,436
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,350,918
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	939,743
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	1,959,227
2,465,000	Canadian Pacific Railway Co., 1.750%, 12/02/2026	2,215,707
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)	843,969
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,197,172
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,199,708
2,965,000	Federation des Caisses Desjardins du Quebec, (fixed rate to 5/26/2025, variable rate thereafter), 2.856%, 5/26/2030, (CAD)	2,111,724
149,097	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	110,424
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,204,506
705,000	Open Text Corp., 6.900%, 12/01/2027, 144A	717,711
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	1,984,937
2,735,000	Toronto-Dominion Bank, 1.950%, 1/12/2027	2,458,507
1,675,000	Toronto-Dominion Bank, MTN, 1.150%, 6/12/2025	1,543,621
1,580,000	Videotron Ltd., 5.125%, 4/15/2027, 144A	1,514,825

		32,812,729

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chile – 0.5%
$ 575,000	Antofagasta PLC, 2.375%, 10/14/2030	$468,669
975,000	Antofagasta PLC, 5.625%, 5/13/2032	969,053
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031, 144A	2,192,079
950,000	Celulosa Arauco y Constitucion SA, 4.500%, 8/01/2024	933,717
1,005,000	Chile Government International Bonds, 2.550%, 1/27/2032	858,028
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,245,044
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029, 144A	1,721,360
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032, 144A	471,240
1,980,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031, 144A	1,656,844
525,000	Enel Chile SA, 4.875%, 6/12/2028	504,752
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,241,237
1,120,000	Transelec SA, 4.250%, 1/14/2025, 144A	1,091,282

		15,353,305

	China – 0.2%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	855,115
795,000	Baidu, Inc., 3.875%, 9/29/2023	790,874
1,450,000	BOC Aviation Ltd., 3.250%, 4/29/2025, 144A	1,378,559
860,000	BOC Aviation USA Corp., 1.625%, 4/29/2024, 144A	829,753
625,000	Tencent Holdings Ltd., 2.880%, 4/22/2031, 144A	531,566
1,175,000	Tencent Holdings Ltd., 3.280%, 4/11/2024, 144A	1,152,528
1,270,000	Weibo Corp., 3.500%, 7/05/2024	1,233,348

		6,771,743

	Colombia – 0.5%
1,395,000	Colombia Government International Bonds, 3.125%, 4/15/2031	1,050,435
575,000	Colombia Government International Bonds, 3.875%, 4/25/2027	520,616
1,280,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,251,102
7,073,300,000	Colombian TES, Series B, 6.250%, 11/26/2025, (COP)	1,568,834

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Colombia – continued
29,559,900,000	Colombian TES, Series B, 7.500%, 8/26/2026, (COP)	$6,650,354
2,536,000	Ecopetrol SA, 5.875%, 5/28/2045	1,737,502
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029, 144A	1,023,360

		13,802,203

	Czechia – 0.1%
1,525,000	CEZ AS, EMTN, 0.875%, 12/02/2026, (EUR)	1,477,537
1,120,000	CEZ AS, EMTN, 3.000%, 6/05/2028, (EUR)	1,142,118

		2,619,655

	Denmark – 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,256,063

	Dominican Republic – 0.2%
2,160,000	Dominican Republic International Bonds, 4.500%, 1/30/2030, 144A	1,890,323
1,155,000	Dominican Republic International Bonds, 4.875%, 9/23/2032, 144A	981,627
590,000	Dominican Republic International Bonds, 5.950%, 1/25/2027, 144A	578,277
995,000	Dominican Republic International Bonds, 6.000%, 7/19/2028, 144A	968,135
425,000	Dominican Republic International Bonds, 8.625%, 4/20/2027, 144A	442,531

		4,860,893

	Ecuador – 0.1%
4,275,000	Ecuador Government International Bonds, (Step to 6.000% on 7/31/2023), 5.500%, 7/31/2030(b)	2,055,543

	France – 0.1%
205,000	BNP Paribas SA, 4.375%, 5/12/2026, 144A	196,728
890,000	BNP Paribas SA, (fixed rate to 6/09/2025, variable rate thereafter), 2.219%, 6/09/2026, 144A	823,083
1,410,000	Electricite de France SA, 4.875%, 9/21/2038, 144A	1,184,479
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	960,068
1,015,000	Societe Generale SA, 4.750%, 11/24/2025, 144A	966,775

		4,131,133

	Germany – 0.4%
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,417,719

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Germany – continued
$ 870,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	$638,032
2,255,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,705,223
3,220,000	Fraport AG Frankfurt Airport Services Worldwide, 1.875%, 3/31/2028, (EUR)	3,099,123
3,790,000	Kreditanstalt fuer Wiederaufbau, EMTN, 1.250%, 8/28/2023, (NOK)	351,377
1,450,000	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026, 144A	1,334,298
2,100,000	Vonovia SE, EMTN, 0.750%, 9/01/2032, (EUR)	1,569,577
250,000	ZF North America Capital, Inc., 6.875%, 4/14/2028, 144A	253,595
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030, 144A	269,855

		10,638,799

	Guatemala – 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032, 144A	845,344

	India – 0.5%
2,480,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027	2,117,044
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,538,967
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031, 144A	2,243,898
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030, 144A	1,121,200
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025, 144A	2,267,832
2,420,000	Shriram Finance Ltd., 4.400%, 3/13/2024	2,362,617

		12,651,558

	Indonesia – 0.3%
1,475,000	Indonesia Government International Bonds, 2.850%, 2/14/2030	1,312,676
300,000	Indonesia Government International Bonds, 4.125%, 1/15/2025, 144A	295,065
50,092,000,000	Indonesia Treasury Bonds, Series FR75, 7.500%, 5/15/2038, (IDR)	3,620,755
43,840,000,000	Indonesia Treasury Bonds, Series FR82, 7.000%, 9/15/2030, (IDR)	3,039,898

		8,268,394

	Ireland – 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,654,730

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Ireland – continued
$ 1,250,000		Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	$1,237,602
3,710,000		Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(c)	3,217,631

			7,109,963

		Israel – 1.0%
2,750,000		Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,443,840
4,570,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,094,929
17,791,000		Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	11,694,526
2,700,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	2,497,696
510,000		Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	462,621
4,415,000		Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,549,799
3,170,000		Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,322,417

			29,065,828

		Italy – 0.6%
200,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	190,406
485,000		Intesa Sanpaolo SpA, 6.625%, 6/20/2033, 144A	483,220
575,000		Intesa Sanpaolo SpA, EMTN, 0.625%, 2/24/2026, (EUR)	566,985
3,305,000		Italy Buoni Poliennali Del Tesoro, Series 10Y, 2.000%, 2/01/2028, (EUR)	3,350,362
6,965,000		Italy Buoni Poliennali Del Tesoro, Series 11Y, 1.350%, 4/01/2030, (EUR)	6,503,759
2,370,000		Italy Buoni Poliennali Del Tesoro, Series 7Y, 2.500%, 11/15/2025, (EUR)	2,514,250
830,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	782,046
1,460,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	1,325,125
200,000		UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	169,730

			15,885,883

		Japan – 0.6%
1,040,132,800	(†††)	Japanese Government CPI-Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)	7,607,037
2,375,000		Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	2,124,193
2,020,000		Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,589,140

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Japan – continued
$ 2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	$1,829,201
2,385,000	Nomura Holdings, Inc., 2.710%, 1/22/2029	2,010,178
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,234,716

		16,394,465

	Korea – 0.8%
1,060,000	Kia Corp., 2.750%, 2/14/2027, 144A	968,215
1,515,000	Korea East-West Power Co. Ltd., 1.750%, 5/06/2025, 144A	1,411,709
2,400,000	Korea National Oil Corp., 2.125%, 4/18/2027, 144A	2,160,292
4,500,000,000	Korea Treasury Bonds, Series 2312, 0.875%, 12/10/2023, (KRW)	3,376,992
4,500,000,000	Korea Treasury Bonds, Series 2509, 1.125%, 9/10/2025, (KRW)	3,233,136
13,130,550,000	Korea Treasury Bonds, Series 3012, 1.500%, 12/10/2030, (KRW)	8,538,799
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A	723,409
2,765,000	SK Hynix, Inc., 2.375%, 1/19/2031, 144A	2,132,952
200,000	SK Hynix, Inc., 6.375%, 1/17/2028, 144A	200,837
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	147,780

		22,894,121

	Luxembourg – 0.1%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	936,278
1,905,000	Blackstone Property Partners Europe Holdings Sarl, EMTN, 1.625%, 4/20/2030, (EUR)	1,456,941
280,000	Logicor Financing Sarl, EMTN, 0.875%, 1/14/2031, (EUR)	203,878
1,490,000	Logicor Financing Sarl, EMTN, 1.625%, 1/17/2030, (EUR)	1,197,727
100,000	Logicor Financing Sarl, EMTN, 2.000%, 1/17/2034, (EUR)	71,846

		3,866,670

	Mexico – 1.7%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	622,574
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	773,931
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	747,404

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
$ 730,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025, 144A	$722,200
1,950,000		Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,641,714
855,000		Cemex SAB de CV, 5.450%, 11/19/2029	824,433
810,000		Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(d)	720,855
1,775,000		Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,560,391
800,000		Gruma SAB de CV, 4.875%, 12/01/2024	791,880
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	378,600
1,515,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,285,250
840,000		Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	712,614
1,707,184	(††††)	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	9,114,888
724,558	(††††)	Mexico Bonos, Series M 20, 7.500%, 6/03/2027, (MXN)	4,025,134
1,294,043	(††††)	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	7,479,322
637,836	(††††)	Mexico Bonos, Series M 30, 8.500%, 11/18/2038, (MXN)	3,629,371
2,665,000		Mexico Government International Bonds, 3.250%, 4/16/2030	2,371,559
1,880,000		Mexico Government International Bonds, 3.500%, 2/12/2034	1,574,631
196,000		Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	157,027
810,000		Mexico Government International Bonds, 4.875%, 5/19/2033	772,789
350,000		Mexico Government International Bonds, 6.338%, 5/04/2053	356,530
1,850,000		Orbia Advance Corp. SAB de CV, 1.875%, 5/11/2026, 144A	1,654,548
1,240,000		Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	1,162,810
3,505,000		Petroleos Mexicanos, 5.950%, 1/28/2031	2,560,580
100,000		Sigma Alimentos SA de CV, 2.625%, 2/07/2024, 144A, (EUR)	107,572
835,000		Sigma Alimentos SA de CV, 4.125%, 5/02/2026	796,385
2,090,000		Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,006,776
1,010,000		Unifin Financiera SAB de CV, 7.250%, 9/27/2023(e)	53,025

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mexico – continued
$ 2,195,000	Unifin Financiera SAB de CV, 9.875%, 1/28/2029(e)	$83,388

		48,688,181

	Netherlands – 0.1%
870,000	Cooperatieve Rabobank U.A., 4.375%, 8/04/2025	839,933
1,725,000	ING Groep NV, (fixed rate to 7/01/2025, variable rate thereafter), 1.400%, 7/01/2026, 144A	1,570,555

		2,410,488

	New Zealand – 0.5%
5,000,000	Fonterra Co-operative Group Ltd., MTN, 5.500%, 2/26/2024, (AUD)	3,338,543
3,575,000	New Zealand Government Bonds, Series 429, 3.000%, 4/20/2029, (NZD)	2,018,744
10,700,000	New Zealand Government Bonds, Series 524, 0.500%, 5/15/2024, (NZD)	6,296,636
6,310,000	New Zealand Government Bonds, Series 531, 1.500%, 5/15/2031, (NZD)	3,091,180

		14,745,103

	Norway – 0.6%
3,660,000	DNB Bank ASA, (fixed rate to 5/25/2026, variable rate thereafter), 1.535%, 5/25/2027, 144A	3,222,042
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,340,060
16,500,000	Norway Government Bonds, Series 478, 1.500%, 2/19/2026, 144A, (NOK)	1,440,952
41,750,000	Norway Government Bonds, Series 479, 1.750%, 2/17/2027, 144A, (NOK)	3,608,542
36,610,000	Norway Government Bonds, Series 480, 2.000%, 4/26/2028, 144A, (NOK)	3,139,801
46,500,000	Norway Government Bonds, Series 482, 1.375%, 8/19/2030, 144A, (NOK)	3,701,510
455,000	Var Energi ASA, 8.000%, 11/15/2032, 144A	481,394

		17,934,301

	Paraguay – 0.1%
1,420,000	Paraguay Government International Bonds, 4.950%, 4/28/2031, 144A	1,362,293
800,000	Paraguay Government International Bonds, 5.000%, 4/15/2026, 144A	791,994

		2,154,287

	Peru – 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027, 144A	2,810,191

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Peru – continued
$ 1,050,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028, 144A	$1,011,937

		3,822,128

	Philippines – 0.0%
1,060,000	Philippines Government International Bonds, 2.457%, 5/05/2030	915,384

	Poland – 0.3%
26,400,000	Republic of Poland Government Bonds, Series 1030, 1.250%, 10/25/2030, (PLN)	4,834,389
12,970,000	Republic of Poland Government Bonds, Series 725, 3.250%, 7/25/2025, (PLN)	3,033,486

		7,867,875

	Portugal – 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028, 144A	3,074,117

	Qatar – 0.1%
1,770,000	Ooredoo International Finance Ltd., 2.625%, 4/08/2031, 144A	1,523,468
1,600,000	QatarEnergy, 2.250%, 7/12/2031, 144A	1,341,395

		2,864,863

	Romania – 0.0%
1,100,000	Romania Government International Bonds, 2.000%, 4/14/2033, 144A, (EUR)	845,746

	Singapore – 0.4%
10,055,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	7,174,708
4,510,000	Singapore Government Bonds, 2.750%, 7/01/2023, (SGD)	3,334,812

		10,509,520

	South Africa – 0.6%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	1,154,835
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	1,393,597
1,420,000	MTN Mauritius Investments Ltd., 4.755%, 11/11/2024	1,380,240
930,000	MTN Mauritius Investments Ltd., 4.755%, 11/11/2024, 144A	903,960
116,835,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	5,077,826
39,185,000	Republic of South Africa Government Bonds, Series R213, 7.000%, 2/28/2031, (ZAR)	1,665,356

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	South Africa – continued
$ 7,585,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	$5,352,734

		16,928,548

	Spain – 0.3%
2,000,000	Banco Santander SA, (fixed rate to 9/14/2026, variable rate thereafter), 1.722%, 9/14/2027	1,736,422
1,000,000	CaixaBank SA, EMTN, (fixed rate to 11/23/2027, variable rate thereafter), 6.250%, 2/23/2033, (EUR)	1,095,814
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	3,253,314
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	692,580
2,525,000	Spain Government Bonds, 1.950%, 7/30/2030, 144A, (EUR)	2,531,993

		9,310,123

	Supranationals – 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	6,869,310
16,750,000	Nordic Investment Bank, EMTN, 1.500%, 3/13/2025, (NOK)	1,485,272

		8,354,582

	Sweden – 0.3%
1,900,000	Heimstaden Bostad Treasury BV, EMTN, 1.375%, 7/24/2028, (EUR)	1,392,851
29,665,000	Sweden Government Bonds, Series 1057, 1.500%, 11/13/2023, (SEK)	2,729,091
2,560,000	Sweden Government Bonds, Series 1058, 2.500%, 5/12/2025, (SEK)	233,303
38,000,000	Sweden Government Bonds, Series 1062, 0.125%, 5/12/2031, (SEK)	2,904,987

		7,260,232

	Switzerland – 0.3%
930,000	Credit Suisse AG, 2.950%, 4/09/2025	873,942
1,375,000	Novartis Capital Corp., 2.000%, 2/14/2027	1,260,042
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	389,557
2,185,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032, 144A	1,767,503
2,290,000	UBS Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	2,099,858
250,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	248,421
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	767,573

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Switzerland – continued
$ 340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	$315,194

		7,722,090

	Taiwan – 0.2%
1,925,000	TSMC Arizona Corp., 2.500%, 10/25/2031	1,613,788
3,180,000	TSMC Arizona Corp., 4.125%, 4/22/2029	3,033,442

		4,647,230

	Tanzania – 0.0%
985,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	930,234

	Trinidad And Tobago – 0.0%
415,000	Trinidad Generation Unlimited, 5.250%, 11/04/2027, 144A	399,365

	Turkey – 0.3%
1,010,000	Aydem Yenilenebilir Enerji AS, 7.750%, 2/02/2027, 144A	850,885
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026, 144A	1,006,656
1,685,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025	1,595,190
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,252,275
3,480,000	Turkey Government International Bonds, 5.250%, 3/13/2030	2,852,486
680,000	Turkey Government International Bonds, 7.625%, 4/26/2029	641,131

		8,198,623

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029	1,520,916
1,295,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030, 144A	1,199,144

		2,720,060

	United Kingdom – 0.4%
200,000	Ashtead Capital, Inc., 5.500%, 8/11/2032, 144A	193,373
95,000	Avon Products, Inc., 8.450%, 3/15/2043	102,600
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	1,254,661
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,153,720

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
$ 1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030, 144A	$1,237,659
1,190,000	NatWest Markets PLC, 0.800%, 8/12/2024, 144A	1,120,554
235,000	Network Rail Infrastructure Finance PLC, Series 6, EMTN, 4.750%, 1/22/2024, (GBP)	296,574
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	833,698
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	1,144,962
2,200,000	Standard Chartered PLC, (fixed rate to 3/30/2025, variable rate thereafter), 3.971%, 3/30/2026, 144A	2,102,562
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	268,190
2,065,000	U.K. Gilts, 3.250%, 1/31/2033, (GBP)	2,391,161

		12,099,714

	United States – 10.1%
165,000	AES Corp., 3.950%, 7/15/2030, 144A	147,925
315,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(d)	219,839
1,915,000	Albemarle Corp., 5.050%, 6/01/2032	1,854,110
1,145,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(d)	807,225
1,285,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(d)	828,825
1,247,709	American Airlines Pass-Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	1,225,312
899,309	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	827,274
260,989	American Airlines Pass-Through Trust, Series 2017-1B, Class B, 4.950%, 8/15/2026	249,243
311,515	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	292,672
3,975,000	Apple, Inc., 2.513%, 8/19/2024, (CAD)	2,910,459
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	250,549
2,330,000	Ares Capital Corp., 3.200%, 11/15/2031	1,786,094
425,000	Ashland, Inc., 3.375%, 9/01/2031, 144A	339,464
2,865,000	Bank of America Corp., (fixed rate to 9/15/2026, variable rate thereafter), 1.978%, 9/15/2027, (CAD)	1,938,317
910,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	696,179
665,000	Barings BDC, Inc., 3.300%, 11/23/2026	579,308

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$7,800,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	$4,642,560
4,695,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	1,995,375
370,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	159,981
930,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029	903,696
500,000	Block, Inc., 3.500%, 6/01/2031	414,111
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.972%, 12/15/2038, 144A(f)	775,713
690,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	521,470
695,000	Carnival Corp., 5.750%, 3/01/2027, 144A	639,810
10,570,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	8,538,974
6,265,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	4,734,885
1,575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	1,284,381
370,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	367,454
270,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	272,342
2,510,000	Centene Corp., 2.500%, 3/01/2031	2,001,650
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,233,280
165,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	145,205
175,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	151,998
1,075,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	661,377
895,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	785,591
4,945,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	3,338,126
4,025,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	2,801,666
7,265,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	5,727,731
1,435,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	1,018,850
2,663,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	2,045,994
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	4,431,965

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$9,025,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	$6,108,936
2,400,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	1,678,862
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	1,669,833
20,100,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	8,943,236
2,060,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	959,358
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	478,107
495,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	233,724
1,115,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	900,960
940,000	DH Europe Finance II Sarl, 0.750%, 9/18/2031, (EUR)	811,146
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	50,111
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,145
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	321,501
3,550,000	DISH DBS Corp., 5.125%, 6/01/2029	1,648,429
4,115,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	3,300,940
795,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	591,308
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,201,411
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	79,911
575,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	472,653
280,000	EPR Properties, 3.600%, 11/15/2031	218,361
1,555,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,337,444
805,000	EQT Corp., 5.000%, 1/15/2029	757,899
115,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	100,712
2,570,000	Expedia Group, Inc., 2.950%, 3/15/2031	2,165,626
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,556,804
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,630,434
2,100,000	General Motors Co., 5.200%, 4/01/2045	1,791,348

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$405,000	General Motors Co., 6.250%, 10/02/2043	$396,050
570,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	461,017
760,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	772,495
460,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	371,410
325,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	325,504
960,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	837,600
475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	398,495
470,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	417,102
1,395,000	Hyundai Capital America, 6.375%, 4/08/2030, 144A	1,446,727
7,770,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	6,104,889
195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	186,316
3,555,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,065,831
130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	120,848
1,210,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	912,203
2,730,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,087,629
1,310,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,172,629
795,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	651,931
730,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	646,525
1,135,000	John Deere Capital Corp., MTN, 0.450%, 6/07/2024	1,083,370
1,140,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	993,544
995,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	858,750
155,000	Matador Resources Co., 6.875%, 4/15/2028, 144A	153,418
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	611,173
6,240,000	Micron Technology, Inc., 5.875%, 2/09/2033	6,208,818
852,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	854,127

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$435,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	$364,682
345,000	MSCI, Inc., 3.250%, 8/15/2033, 144A	277,849
520,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	421,824
1,095,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	959,160
4,600,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	4,303,593
615,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	597,983
1,960,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	1,764,037
2,020,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	1,987,869
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	21,321
30,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	30,462
2,355,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	2,447,081
795,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	886,268
1,845,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	2,120,606
70,000	OneMain Finance Corp., 3.500%, 1/15/2027	60,056
80,000	OneMain Finance Corp., 4.000%, 9/15/2030	61,600
170,000	OneMain Finance Corp., 5.375%, 11/15/2029	144,525
860,000	OneMain Finance Corp., 6.875%, 3/15/2025	851,513
1,705,000	OneMain Finance Corp., 7.125%, 3/15/2026	1,675,149
130,000	OneMain Finance Corp., 8.250%, 10/01/2023	130,488
400,000	Ovintiv, Inc., 6.250%, 7/15/2033	394,532
1,000,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,002,153
45,000	Ovintiv, Inc., 6.500%, 2/01/2038	44,118
230,000	Ovintiv, Inc., 6.625%, 8/15/2037	227,020
30,000	Ovintiv, Inc., 7.200%, 11/01/2031	31,480
115,000	Ovintiv, Inc., 7.375%, 11/01/2031	123,326
130,000	Ovintiv, Inc., 8.125%, 9/15/2030	142,670

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$4,840,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	$4,477,507
1,550,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,283,064
2,585,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	2,340,921
1,265,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032	1,000,109
315,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031	270,128
745,000	Post Holdings, Inc., 4.500%, 9/15/2031, 144A	636,255
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	1,995,655
1,530,000	Prologis Euro Finance LLC, 0.375%, 2/06/2028, (EUR)	1,398,354
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	372,217
1,360,000	Rand Parent LLC, 8.500%, 2/15/2030, 144A	1,231,385
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,014,361
430,000	Realty Income Corp., EMTN, 5.125%, 7/06/2034, (EUR)	468,991
7,695,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	6,810,075
6,794,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	5,710,140
1,000,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	840,468
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	5,684,922
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	3,527,902
2,945,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	2,703,364
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	3,058,730
1,425,000	SBA Communications Corp., 3.125%, 2/01/2029	1,207,909
1,020,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	1,014,554
525,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	525,656
435,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	387,274
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	149,327
315,000	Southwestern Energy Co., 4.750%, 2/01/2032	277,621
765,000	Synchrony Bank, 5.625%, 8/23/2027	718,587

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	$2,584,158
255,000	Tapestry, Inc., 3.050%, 3/15/2032	203,631
515,000	Targa Resources Corp., 6.125%, 3/15/2033	526,222
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	152,483
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	174,830
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	76,422
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	67,319
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	70,714
400,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	340,765
405,000	TransDigm, Inc., 6.750%, 8/15/2028, 144A	406,535
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	3,467,115
530,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	448,513
625,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	543,432
216,156	U.S. Airways Pass-Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	202,580
12,440,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	8,989,844
2,910,000	U.S. Treasury Notes, 0.875%, 1/31/2024	2,834,863
17,750,000	U.S. Treasury Notes, 2.250%, 3/31/2024(g)	17,334,678
4,915,000	U.S. Treasury Notes, 3.375%, 5/15/2033	4,739,903
13,115,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	12,071,021
8,655,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	8,612,244
1,555,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,590,536
140,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	142,676
269,757	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	250,620
1,811,082	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	1,797,970
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033, 144A	732,903
390,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031, 144A	335,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
3,095,000	Verizon Communications, Inc., 2.500%, 5/16/2030, (CAD)	$1,992,084
895,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	837,256
1,185,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	1,119,493
640,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	618,397
1,270,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,126,332
130,000	Western Digital Corp., 2.850%, 2/01/2029	103,866
90,000	Western Digital Corp., 3.100%, 2/01/2032	66,606
360,000	Western Midstream Operating LP, 4.300%, 2/01/2030	323,225
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	392,321
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	126,716
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	96,170
475,000	Western Midstream Operating LP, 5.500%, 2/01/2050	389,058
1,250,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,129,173

		285,897,482

	Uruguay – 0.1%
1,415,000	Uruguay Government International Bonds, 4.375%, 1/23/2031	1,393,925
86,955,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	2,131,249

		3,525,174

	Total Non-Convertible Bonds (Identified Cost $858,049,377)	746,800,415

Convertible Bonds – 2.2%
	United States – 2.2%
12,590,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	12,656,788
23,580,000	DISH Network Corp., 3.375%, 8/15/2026	11,966,850
6,285,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(h)	3,339,158
305,000	JetBlue Airways Corp., 0.500%, 4/01/2026	250,483
4,390,000	Livongo Health, Inc., 0.875%, 6/01/2025	3,965,926
1,615,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,485,283

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	United States – continued
$345,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029, 144A	$384,751
100,000	Nutanix, Inc., 0.250%, 10/01/2027	84,563
135,000	Peloton Interactive, Inc., Zero Coupon, 1.146%, 2/15/2026(c)	102,380
230,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	284,970
620,000	Snap, Inc., Zero Coupon, 6.697%-7.641%, 5/01/2027(h)	458,800
7,550,000	Southwest Airlines Co., 1.250%, 5/01/2025	8,656,075
1,025,000	Splunk, Inc., 1.125%, 6/15/2027	884,062
655,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(h)	556,423
14,290,000	Teladoc Health, Inc., 1.250%, 6/01/2027	11,360,550
6,678,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025(h)	6,121,789
410,000	Unity Software, Inc., Zero Coupon, 7.197%-7.334%, 11/15/2026(h)	327,385
120,000	Zillow Group, Inc., 1.375%, 9/01/2026	150,900

	Total Convertible Bonds (Identified Cost $83,297,626)	63,037,136

Municipals – 0.0%
	United States – 0.0%
120,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $119,990)	113,573

	Total Bonds and Notes (Identified Cost $941,466,993)	809,951,124

Senior Loans – 0.1%
	United States – 0.1%
1,537,077	Carnival Corp., USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.217%, 6/30/2025(f)(i)	1,533,711
1,612,914	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.467%, 10/18/2028(f)(i)	1,596,785
270,000	HUB International Ltd., 2023 Term Loan B, 6/20/2030(j)	270,488
487,550	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.018%, 3/03/2030(k)(l)	487,160

	Total Senior Loans (Identified Cost $3,865,290)	3,888,144

Shares	Description	Value (†)
Preferred Stocks – 0.0%
Convertible Preferred Stocks – 0.0%
	United States – 0.0%
24,376	El Paso Energy Capital Trust I, 4.750% (Identified Cost $1,125,845)	$1,132,265

Principal Amount (‡)
Short-Term Investments – 3.2%
$28,588,393	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $28,593,873 on 7/03/2023 collateralized by $30,721,900 U.S. Treasury Note, 2.750% due 4/30/2027 valued at $29,160,238 including accrued interest(m)	28,588,393
21,820,000	U.S. Treasury Bills, 5.115%, 12/14/2023(n)	21,300,789
1,895,000	U.S. Treasury Bills, 5.166%, 11/24/2023(n)	1,855,722
34,905,000	U.S. Treasury Bills, 5.170%, 12/21/2023(n)	34,036,215
3,790,000	U.S. Treasury Bills, 5.205%, 11/30/2023(n)	3,707,904

	Total Short-Term Investments (Identified Cost $89,493,552)	89,489,023

	Total Investments – 99.6% (Identified Cost $2,650,976,188)	2,820,096,407
	Other assets less liabilities – 0.4%	10,737,713

	Net Assets – 100.0%	$2,830,834,120

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Non-income producing security.
(b)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(c)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(d)	Perpetual bond with no specified maturity date.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2023. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(l)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.

(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $267,600,081 or 9.5% of net assets.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/20/2023	GBP	B	13,094,000	$16,608,037	$16,632,913	$24,876
Bank of America N.A.	9/20/2023	GBP	S	1,901,000	2,423,642	2,414,783	8,859
Bank of America N.A.	9/20/2023	JPY	B	8,385,383,000	61,060,096	58,809,549	(2,250,547)
Bank of America N.A.	9/20/2023	JPY	S	685,383,000	4,860,459	4,806,825	53,634
Bank of America N.A.	9/20/2023	KRW	S	19,047,379,000	14,888,325	14,514,777	373,548

Bank of America N.A.	9/20/2023	MXN	S	256,059,000	14,617,325	14,743,339	(126,014)
HSBC Bank USA N.A.	9/21/2023	AUD	S	13,800,000	9,372,408	9,212,944	159,464
HSBC Bank USA N.A.	9/20/2023	CAD	S	26,705,000	20,126,464	20,182,699	(56,235)
Morgan Stanley Capital Services LLC	9/20/2023	EUR	B	82,154,000	88,942,385	89,989,250	1,046,865
Morgan Stanley Capital Services LLC	9/20/2023	NZD	S	6,003,000	3,654,506	3,682,848	(28,342)
UBS AG	9/20/2023	COP	S	30,469,789,000	7,108,563	7,153,803	(45,240)
UBS AG	9/20/2023	IDR	S	100,000,000,000	6,713,212	6,665,778	47,434

Total							$(791,698)

At June 30, 2023, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	9/20/2023	NOK	30,959,000	EUR	2,680,062	$2,935,666	$43,639

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2023, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/20/2023	74	$8,404,932	$8,307,656	$(97,276)
CBOT 5 Year U.S. Treasury Notes Futures	9/29/2023	266	28,858,175	28,486,938	(371,237)
CBOT U.S. Long Bond Futures	9/20/2023	642	81,179,704	81,473,812	294,108
CME Ultra Long Term U.S. Treasury Bond Futures	9/20/2023	61	8,253,739	8,309,344	55,605

Total					$(118,800)

At June 30, 2023, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	9/20/2023	238	$28,324,533	$28,188,125	$136,408

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$118,382,120	$—	$118,382,120
Japan	—	50,617,911	—	50,617,911
Netherlands	—	83,382,343	—	83,382,343
Sweden	—	70,220,199	—	70,220,199
Taiwan	—	50,155,055	—	50,155,055
United Kingdom	—	25,766,203	—	25,766,203
United States	1,501,858,269	15,253,751	—	1,517,112,020

Total Common Stocks	1,501,858,269	413,777,582	—	1,915,635,851

Bonds and Notes*	—	809,951,124	—	809,951,124
Senior Loans*	—	3,888,144	—	3,888,144
Preferred Stocks*	1,132,265	—	—	1,132,265
Short-Term Investments	—	89,489,023	—	89,489,023

Total Investments	1,502,990,534	1,317,105,873	—	2,820,096,407

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,758,319	—	1,758,319
Futures Contracts (unrealized appreciation)	486,121	—	—	486,121

Total	$1,503,476,655	$1,318,864,192	$—	$2,822,340,847

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,506,378)	$—	$(2,506,378)
Futures Contracts (unrealized depreciation)	(468,513)	—	—	(468,513)

Total	$(468,513)	$(2,506,378)	$—	$(2,974,891)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of June 30, 2023, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2023, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2023:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,758,319	$—
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	486,121

Total asset derivatives	$1,758,319	$486,121

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,506,378)	$—
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(468,513)

Total liability derivatives	$(2,506,378)	$(468,513)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America N.A.	$(1,915,644)	$1,910,000

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2023 (Unaudited)

Semiconductors & Semiconductor Equipment	8.0%
Treasuries	6.8
Machinery	6.4
Software	6.0
Capital Markets	6.0
Life Sciences Tools & Services	5.7
IT Services	4.4
Textiles, Apparel & Luxury Goods	3.5
Broadline Retail	3.4
Chemicals	3.1
Interactive Media & Services	2.9
Financial Services	2.7
Hotels, Restaurants & Leisure	2.6
Banks	2.4
Specialty Retail	2.3
Cable Satellite	2.3
Health Care Providers & Services	2.2
Banking	2.1
Pharmaceuticals	2.1
Other Investments, less than 2% each	21.5
Short-Term Investments	3.2

Total Investments	99.6
Other assets less liabilities (including forward foreign currency and futures contracts)	0.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2023 (Unaudited)

United States Dollar	76.8%
Euro	9.2
Swedish Krona	2.7
Japanese Yen	2.0
Other, less than 2% each	8.9

Total Investments	99.6
Other assets less liabilities (including forward foreign currency and futures contracts)	0.4

Net Assets	100.0%